UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2003

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		09/8/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:		$ 57,943 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101      503     3870 SH       SOLE                     3870
ABBOTT LABORATORIES            COM              002824100     1310    34840 SH       SOLE                    34840
AMERICAN EXPRESS CO.           COM              025816109     1135    34155 SH       SOLE                    34155
AMERICAN INTERNATIONAL GROUP   COM              026874107     3113    62961 SH       SOLE                    62961
BAXTER INTERNATIONAL, INC.     COM              071813109     1419    76127 SH       SOLE                    76127
BERKSHIRE HATHAWAY CL B        COM              084670207     4037     1889 SH       SOLE                     1889
BOSTON PROPERTIES INC.         COM              101121101     1074    28350 SH       SOLE                    28350
BP PLC SPON ADR                COM              055622104      558    14465 SH       SOLE                    14465
CISCO SYSTEMS, INC.            COM              17275R102     1703   131203 SH       SOLE                   131203
CITIGROUP INC.                 COM              172967101     2039    59190 SH       SOLE                    59190
COCA COLA CO.                  COM              191216100      299     7385 SH       SOLE                     7385
DUKE ENERGY CORP.              COM              264399106      957    65820 SH       SOLE                    65820
DUKE REALTY CORP NEW           COM              264411505     1258    46620 SH       SOLE                    46620
EMERSON ELECTRIC CO.           COM              291011104     1533    33810 SH       SOLE                    33810
EQUITY OFFICE PROPERTIES TR    COM              294741103     2477    97333 SH       SOLE                    97333
ERICSSON LM TEL CO ADR CL B    COM              294821608       95    14958 SH       SOLE                    14958
EXXON MOBIL CORP.              COM              30231G102     1450    41502 SH       SOLE                    41502
FANNIE MAE (USA)COM NPV        COM              313586109     2801    42860 SH       SOLE                    42860
FLEETBOSTON FINANCIAL CORP.    COM              33901A108      706    29575 SH       SOLE                    29575
GENERAL ELECTRIC CO.           COM              369604103     2762   108328 SH       SOLE                   108328
GILLETTE CO.                   COM              375766102     1264    40840 SH       SOLE                    40840
HOME DEPOT INC.                COM              437076102     1784    73255 SH       SOLE                    73255
J.P. MORGAN CHASE & CO.        COM              46625h100      800    33740 SH       SOLE                    33740
JOHNSON & JOHNSON              COM              478160104     2505    43286 SH       SOLE                    43286
KIMBERLY CLARK CORP.           COM              494368103     1100    24195 SH       SOLE                    24195
KROGER COMPANY                 COM              501044101      334    25375 SH       SOLE                    25375
MERCK & CO. INC.               COM              589331107     2803    51161 SH       SOLE                    51161
MERRILL LYNCH & CO.            COM              590188108      359    10150 SH       SOLE                    10150
MICROSOFT CORP.                COM              594918104     2497   103140 SH       SOLE                   103140
NESTLE SPON ADR REPSTG REG SH  COM              641069406      362     7316 SH       SOLE                     7316
ORACLE SYSTEMS CORPORATION     COM              68389X105      136    12550 SH       SOLE                    12550
PEPSICO INC.                   COM              713448108      213     5320 SH       SOLE                     5320
PFIZER, INC.                   COM              717081103     3482   111743 SH       SOLE                   111743
PROCTOR AND GAMBLE             COM              742718109     2124    23849 SH       SOLE                    23849
STATE STREET CORP.             COM              857477103      307     9700 SH       SOLE                     9700
STMICROELECTRONICS N.V.        COM              861012102      584    30875 SH       SOLE                    30875
SYSCO CORPORATION              COM              871829107      496    19500 SH       SOLE                    19500
TELEFONICA SA SPAIN ADR        COM              879382208      289    10290 SH       SOLE                    10290
VERITAS SOFTWARE CO.           COM              923436109      809    45975 SH       SOLE                    45975
WALGREEN COMPANY               COM              931422109     2519    85460 SH       SOLE                    85460
WYETH                          COM              983024100     1946    51461 SH       SOLE                    51461